Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Beginning balance, Principal	$ 1,748,000	$ 1,576,024
Convertible notes payable issued during fiscal year ended, Principal	2,148,400	1,602,005
Note paid, Principal		(102,076)
Notes converted into shares of common stock, Principal	(961,000)	(1,327,953)
Debt discount associated with new convertible notes, Principal
Amortization of debt discount, Principal
Ending balance, Principal	2,935,400	1,748,000
Beginning balance, Debt Discount	(630,259)	(942,154)
Convertible notes payable issued, Debt Discount
Note paid, Debt Discount
Notes converted into shares of common stock, Debt Discount
Debt discount associated with new convertible notes, Debt Discount	(1,684,711)	(1,482,314)
Amortization of debt discount, Debt Discount	1,709,759	1,794,209
Ending balance, Debt Discount	(605,211)	(630,259)
Beginning balance, Net Value	1,117,741	633,870
Convertible notes payable issued during fiscal year ended, Net Value	2,148,400	1,602,005
Note paid, Net Value		102,076
Notes converted into shares of common stock, Net Value	(961,000)	(1,327,953)
Debt discount associated with new convertible notes, Net Value	1,684,711	1,482,314
Amortization of debt discount, Net Value	1,794,209	1,794,209
Ending Balance, Net Value	$ 2,330,189	$ 1,117,741